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THE NASDAQ STOCK MARKET
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10013726

CERTNUS 1- 34918

Gary Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

Received SEC
OCT 19 2010
Washington DC 20549

October 19, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 19, 2010 The Nasdaq Stock Market (the "Exchange") received from Vera Bradley, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, without par value

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick